Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Reporting_Unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Finite And Indefinite Intangible Assets [Line Items]
Goodwill impairment charges	$ 0	$ 0	$ 0
Impairment charges	0	0	0
Recognized amortization expenses	103,791,000	58,426,000	50,803,000
Estimated amortization expense in 2016	95,100,000
Estimated amortization expense in 2017	86,200,000
Estimated amortization expense in 2018	71,000,000
Estimated amortization expense in 2019	62,500,000
Estimated amortization expense in 2020	47,100,000
Trademarks [Member]
Finite And Indefinite Intangible Assets [Line Items]
Impairment charges	$ 0	$ 0	$ 0
Weighted-average amortization period	5 years
Customer Relationships [Member]
Finite And Indefinite Intangible Assets [Line Items]
Weighted-average amortization period	18 years 9 months 18 days
Developed Technology [Member]
Finite And Indefinite Intangible Assets [Line Items]
Weighted-average amortization period	5 years 3 months 18 days
In-Process/Service Research and Development [Member]
Finite And Indefinite Intangible Assets [Line Items]
Weighted-average amortization period	4 years 7 months 6 days
Quantitative Assessment [Member]
Finite And Indefinite Intangible Assets [Line Items]
Number of Reporting Units | Reporting_Unit	4
Qualitative Assessment [Member]
Finite And Indefinite Intangible Assets [Line Items]
Number of Reporting Units | Reporting_Unit	6